Commitments and Contingencies - Narrative (Details) TJ in Millions, $ in Millions, $ in Millions	Dec. 31, 2022 USD ($) TJ	Dec. 31, 2022 CAD ($) TJ	Jul. 30, 2015 USD ($)
Disclosure of Commitments [Line Items]
Total firm natural gas transportation | TJ	75	75
TransAlta Energy Transition Bill		$ 6	$ 55
Funded portion of energy bill commitment | $	$ 50
Kent Hills Wind Rehabilitation Project
Disclosure of Commitments [Line Items]
Capital expenditures | $		$ 120
Pioneer Pipeline
Disclosure of Commitments [Line Items]
Total firm natural gas transportation | TJ	400	400